CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Cash Flows from Operating Activities:
Net (loss) income	$ (22,469,000)	$ (26,412,000)
Adjustments to reconcile net (loss) income to net cash used in operating activities:
Income from cash and investments held in trust account	(8,000)	(4,000)
Changes in operating assets and liabilities:
Accrued income taxes, net	255,000	57,000
Net cash used in operating activities	(8,827,000)	(18,087,000)
Cash Flows from Investing Activities:
Net cash used in investing activities	(331,000)	(903,000)
Cash Flows from Financing Activities:
Net cash provided by financing activities	8,149,000	19,273,000
Net (decrease) increase in cash and cash equivalents	(1,140,000)	147,000
Beginning of period	1,398,000	1,251,000
End of period	258,000	1,398,000
CONCORD ACQUISITION CORP III
Cash Flows from Operating Activities:
Net (loss) income	(1,995,754)	24,256,284
Adjustments to reconcile net (loss) income to net cash used in operating activities:
Income from cash and investments held in trust account	(6,795,482)	(5,091,197)
Change in fair value of warrants subject to forfeiture	2,913,800	(21,332,800)
Recovery of offering costs attributable to warrant liability	(372,678)
Changes in operating assets and liabilities:
Expense reimbursement receivable from GCT	(296,441)
Prepaid expenses	330,288	389,014
Due to related party	90,896	7,297
Accrued income taxes, net	(490,460)	485,207
Accrued legal expense	1,241,000	(3,000)
Accrued capital markets advisory expense	2,500,000
Other accounts payable and accrued expenses	197,702	(226,869)
Net cash used in operating activities	(2,677,129)	(1,516,064)
Cash Flows from Investing Activities:
Cash withdrawn from trust account to pay taxes	2,137,351	822,658
Cash withdrawn from trust account in connection with redemptions	318,441,770
Net cash used in investing activities	320,579,121	822,658
Cash Flows from Financing Activities:
Proceeds from issuance of promissory note to related party	35,000
Redemption of common stock	(318,441,770)
Net cash provided by financing activities	(318,406,770)
Net (decrease) increase in cash and cash equivalents	(504,778)	(693,406)
Beginning of period	521,149	1,214,555
End of period	16,371	521,149
Non-cash financing transactions:
Increase in redemption value of shares subject to possible redemption	5,209,575	3,743,935
Non-cash contribution - non-redemption agreements	6,981,310
Partial waiver of deferred underwriter commission	6,618,747
Excise tax payable attributable to redemption of common stock	$ 3,184,272
Conversion of Class B common stock to Class A common stock	863
Extinguishment of debt	$ 3,343,000
Other supplemental cash flow information:
Federal income tax paid	$ 1,876,201	$ 510,000